UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

Parametric Commodity Strategy Fund

March 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 98.9%

U.S. Treasury Obligations — 88.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/27/17	$14,500	$14,493,098
U.S. Treasury Bill, 0.00%, 5/25/17(1)	8,000	7,991,880
U.S. Treasury Bill, 0.00%, 7/20/17(1)	6,360	6,345,499
U.S. Treasury Bill, 0.00%, 8/17/17	49,340	49,196,963
U.S. Treasury Bill, 0.00%, 9/14/17	4,600	4,582,295
U.S. Treasury Bill, 0.00%, 10/12/17(1)	4,500	4,478,701
U.S. Treasury Bill, 0.00%, 11/9/17	27,200	27,054,970
U.S. Treasury Bill, 0.00%, 12/7/17	9,300	9,241,382
U.S. Treasury Bill, 0.00%, 1/4/18(1)	22,500	22,339,800
U.S. Treasury Bill, 0.00%, 2/1/18	23,500	23,314,444
U.S. Treasury Bill, 0.00%, 3/1/18(1)	49,920	49,469,971

Total U.S. Treasury Obligations (identified cost $218,627,870)		$218,509,003

Other — 10.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(2)	25,183,830	$25,188,867

Total Other (identified cost $25,188,925)		$25,188,867

Total Short-Term Investments (identified cost $243,816,795)		$243,697,870

Total Investments — 98.9% (identified cost $243,816,795)		$243,697,870

Other Assets, Less Liabilities — 1.1%		$2,730,004

Net Assets — 100.0%		$246,427,874

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $39,972.

1

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	86	Long	Jul-17	$4,699,740	$4,625,940	$(73,800)
Cattle Feeder	33	Long	Aug-17	2,093,700	2,206,875	113,175
Cocoa	212	Long	Jul-17	4,249,230	4,447,760	198,530
Coffee	168	Long	Jul-17	9,117,431	8,923,950	(193,481)
Copper	134	Long	Jul-17	9,008,338	8,937,800	(70,538)
Corn	485	Long	Jul-17	9,229,975	9,014,938	(215,037)
Cotton No.2	113	Long	Jul-17	4,450,130	4,440,335	(9,795)
Gold	142	Long	Jun-17	17,491,640	17,767,040	275,400
Hard Red Winter Wheat	101	Long	Jul-17	2,369,626	2,190,439	(179,187)
Lean Hogs	152	Long	Jun-17	4,676,520	4,490,080	(186,440)
Live Cattle	198	Long	Jun-17	8,512,400	8,781,300	268,900
LME Copper	41	Long	Apr-17	5,724,624	5,969,600	244,976
LME Copper	42	Long	May-17	6,065,010	6,124,650	59,640
LME Copper	61	Long	Jun-17	8,972,016	8,904,856	(67,160)
LME Copper	41	Short	Apr-17	(5,915,326)	(5,969,600)	(54,274)
LME Copper	42	Short	May-17	(6,212,903)	(6,124,650)	88,253
LME Lead	55	Long	Apr-17	2,825,487	3,211,656	386,169
LME Lead	56	Long	May-17	3,249,440	3,272,500	23,060
LME Lead	78	Long	Jun-17	4,428,918	4,563,000	134,082
LME Lead	55	Short	Apr-17	(3,197,631)	(3,211,656)	(14,025)
LME Lead	56	Short	May-17	(3,147,620)	(3,272,500)	(124,880)
LME Nickel	102	Long	Apr-17	6,289,107	6,107,148	(181,959)
LME Nickel	98	Long	May-17	6,018,474	5,878,236	(140,238)
LME Nickel	151	Long	Jun-17	9,657,285	9,076,308	(580,977)
LME Nickel	102	Short	Apr-17	(6,251,274)	(6,107,148)	144,126
LME Nickel	98	Short	May-17	(6,457,416)	(5,878,236)	579,180
LME Primary Aluminum	270	Long	Apr-17	11,494,575	13,194,563	1,699,988
LME Primary Aluminum	268	Long	May-17	12,304,215	13,126,975	822,760
LME Primary Aluminum	368	Long	Jun-17	17,525,314	18,071,100	545,786
LME Primary Aluminum	270	Short	Apr-17	(12,366,338)	(13,194,563)	(828,225)
LME Primary Aluminum	268	Short	May-17	(12,676,735)	(13,126,975)	(450,240)
LME Tin	15	Long	Apr-17	1,573,565	1,518,000	(55,565)
LME Tin	16	Long	May-17	1,578,438	1,617,600	39,162
LME Tin	23	Long	Jun-17	2,266,540	2,322,425	55,885
LME Tin	15	Short	Apr-17	(1,482,263)	(1,518,000)	(35,737)
LME Tin	16	Short	May-17	(1,559,480)	(1,617,600)	(58,120)
LME Zinc	87	Long	Apr-17	5,697,739	5,994,844	297,105
LME Zinc	90	Long	May-17	6,301,340	6,221,250	(80,090)
LME Zinc	128	Long	Jun-17	8,929,044	8,867,200	(61,844)
LME Zinc	87	Short	Apr-17	(6,080,321)	(5,994,844)	85,477
LME Zinc	90	Short	May-17	(6,242,738)	(6,221,250)	21,488
Low Sulphur Gasoil	192	Long	Jun-17	9,206,250	9,067,200	(139,050)
Natural Gas	498	Long	Jan-18	17,840,800	17,713,860	(126,940)
NY Harbor ULSD	137	Long	Jun-17	9,117,427	9,096,499	(20,928)
Palladium	28	Long	Jun-17	2,145,910	2,234,820	88,910
Platinum	93	Long	Jul-17	4,592,490	4,428,660	(163,830)
RBOB Gasoline	258	Long	Jun-17	18,126,213	18,384,358	258,145
Silver	196	Long	Jul-17	17,429,510	17,965,360	535,850
Soybean	180	Long	Jul-17	9,274,863	8,613,000	(661,863)

2

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Soybean Meal	138	Long	Jul-17	$4,603,540	$4,302,840	$(300,700)
Soybean Oil	452	Long	Jul-17	9,255,810	8,697,384	(558,426)
Sugar No. 11	467	Long	Jul-17	9,747,931	8,828,915	(919,016)
Wheat	202	Long	Jul-17	4,628,063	4,433,900	(194,163)
WTI Crude Oil	91	Long	Jun-17	4,752,490	4,647,370	(105,120)

						$114,399

Abbreviations:

LME	-	London Metal Exchange

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2017 were $41,175,761 or 16.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At March 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $6,966,047 and $6,851,648, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$287,279,758

Gross unrealized appreciation	$—
Gross unrealized depreciation	(41,216,254)

Net unrealized depreciation	$(41,216,254)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments —
U.S. Treasury Obligations	$—	$218,509,003	$—	$218,509,003
Other	—	25,188,867	—	25,188,867
Total Investments	$—	$243,697,870	$—	$243,697,870
Futures Contracts	$6,966,047	$—	$—	$6,966,047
Total	$6,966,047	$243,697,870	$—	$250,663,917

Liability Description
Futures Contracts	$(6,851,648)	$—	$—	$(6,851,648)
Total	$(6,851,648)	$—	$—	$(6,851,648)

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Stock Fund

March 31, 2017 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $100,838,474 and the Fund owned 15.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.3%
CAE, Inc.	448,500	$6,853,044
Hexcel Corp.	29,716	1,621,008
United Technologies Corp.	111,111	12,467,765

		$20,941,817

Air Freight & Logistics — 1.9%
FedEx Corp.	63,000	$12,294,450

		$12,294,450

Auto Components — 1.5%
Delphi Automotive PLC	115,760	$9,317,522

		$9,317,522

Banks — 6.7%
JPMorgan Chase & Co.	214,359	$18,829,295
KeyCorp	365,100	6,491,478
Wells Fargo & Co.	314,650	17,513,419

		$42,834,192

Beverages — 2.9%
Anheuser-Busch InBev SA/NV ADR	71,530	$7,851,133
Constellation Brands, Inc., Class A	66,505	10,778,465

		$18,629,598

Biotechnology — 2.6%
Biogen, Inc.(1)	7,253	$1,983,116
Celgene Corp.(1)	25,002	3,110,999
Gilead Sciences, Inc.	107,373	7,292,774
Incyte Corp.(1)	17,072	2,282,014
Vertex Pharmaceuticals, Inc.(1)	17,800	1,946,430

		$16,615,333

Building Products — 1.1%
Johnson Controls International PLC	165,700	$6,979,284

		$6,979,284

Capital Markets — 1.9%
Credit Suisse Group AG ADR(1)	418,203	$6,206,133
Goldman Sachs Group, Inc. (The)	11,692	2,685,886
Lazard, Ltd., Class A	71,070	3,268,509

		$12,160,528

Chemicals — 1.3%
Monsanto Co.	25,675	$2,906,410
PPG Industries, Inc.	54,420	5,718,454

		$8,624,864

Commercial Services & Supplies — 1.6%
Deluxe Corp.	139,497	$10,067,498

		$10,067,498

1

Security	Shares	Value
Containers & Packaging — 1.2%
International Paper Co.	147,046	$7,466,996

		$7,466,996

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	46,375	$3,361,724
ServiceMaster Global Holdings, Inc.(1)	84,451	3,525,829

		$6,887,553

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	312,690	$15,243,637

		$15,243,637

Electric Utilities — 2.2%
NextEra Energy, Inc.	54,732	$7,025,947
PG&E Corp.	103,200	6,848,352

		$13,874,299

Electronic Equipment, Instruments & Components — 1.2%
Avnet, Inc.	165,388	$7,568,155

		$7,568,155

Energy Equipment & Services — 1.4%
Oceaneering International, Inc.	124,228	$3,364,094
Schlumberger, Ltd.	75,840	5,923,104

		$9,287,198

Equity Real Estate Investment Trusts (REITs) — 2.9%
CubeSmart	350,815	$9,107,157
Equity Residential	83,350	5,186,037
Simon Property Group, Inc.	26,300	4,524,389

		$18,817,583

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	33,188	$5,565,296
Performance Food Group Co.(1)	410,410	9,767,758

		$15,333,054

Food Products — 2.9%
Blue Buffalo Pet Products, Inc.(1)	145,716	$3,351,468
General Mills, Inc.	85,600	5,051,256
Pinnacle Foods, Inc.	179,968	10,414,748

		$18,817,472

Health Care Equipment & Supplies — 2.2%
Medtronic PLC	31,640	$2,548,919
Zimmer Biomet Holdings, Inc.	95,911	11,711,692

		$14,260,611

Health Care Providers & Services — 1.3%
Aetna, Inc.	64,779	$8,262,561

		$8,262,561

Household Durables — 3.7%
D.R. Horton, Inc.	204,085	$6,798,071
Newell Brands, Inc.	225,853	10,653,486
NVR, Inc.(1)	3,100	6,531,328

		$23,982,885

2

Security	Shares	Value
Insurance — 5.8%
American Financial Group, Inc.	101,810	$9,714,710
Chubb, Ltd.	108,230	14,746,338
First American Financial Corp.	328,911	12,919,624

		$37,380,672

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	12,688	$11,248,420

		$11,248,420

Internet Software & Services — 7.5%
Alphabet, Inc., Class C(1)	21,225	$17,607,411
eBay, Inc.(1)	342,167	11,486,546
Facebook, Inc., Class A(1)	98,844	14,040,790
GoDaddy, Inc., Class A(1)	131,157	4,970,851

		$48,105,598

IT Services — 2.8%
Amdocs, Ltd.	182,901	$11,155,132
Genpact, Ltd.	263,856	6,533,075

		$17,688,207

Machinery — 0.6%
Dover Corp.	46,005	$3,696,502

		$3,696,502

Media — 3.5%
Interpublic Group of Cos., Inc.	144,206	$3,543,141
Time Warner, Inc.	99,804	9,751,849
Walt Disney Co. (The)	82,190	9,319,524

		$22,614,514

Metals & Mining — 0.3%
Rio Tinto PLC ADR	55,125	$2,242,485

		$2,242,485

Multi-Utilities — 1.1%
Sempra Energy	62,649	$6,922,714

		$6,922,714

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	129,042	$13,855,240
ConocoPhillips	166,400	8,298,368
EOG Resources, Inc.	46,009	4,488,178
Phillips 66	78,705	6,235,010

		$32,876,796

Pharmaceuticals — 7.8%
Allergan PLC	53,515	$12,785,804
Johnson & Johnson	153,560	19,125,898
Pfizer, Inc.	521,014	17,823,889

		$49,735,591

Road & Rail — 1.8%
CSX Corp.	246,160	$11,458,748

		$11,458,748

3

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.4%
Broadcom, Ltd.	22,793	$4,990,755
Intel Corp.	377,280	13,608,490
NXP Semiconductors NV(1)	46,896	4,853,736
Texas Instruments, Inc.	60,054	4,837,950

		$28,290,931

Software — 1.4%
Adobe Systems, Inc.(1)	28,100	$3,656,653
Intuit, Inc.	28,800	3,340,512
Proofpoint, Inc.(1)	24,100	1,792,076

		$8,789,241

Specialty Retail — 0.5%
Advance Auto Parts, Inc.	22,297	$3,305,753

		$3,305,753

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	214,787	$30,856,300

		$30,856,300

Tobacco — 0.9%
Philip Morris International, Inc.	50,497	$5,701,111

		$5,701,111

Total Common Stocks (identified cost $564,904,852)		$639,180,673

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(3)	53,007	$53,018

Total Short-Term Investments (identified cost $53,018)		$53,018

Total Investments — 99.8% (identified cost $564,957,870)		$639,233,691

Other Assets, Less Liabilities — 0.2%		$1,000,366

Net Assets — 100.0%		$640,234,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $6,829.

4

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$566,582,479

Gross unrealized appreciation	$78,437,284
Gross unrealized depreciation	(5,786,072)

Net unrealized appreciation	$72,651,212

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$639,180,673	*	$—	$—	$639,180,673
Short-Term Investments	—		53,018	—	53,018
Total Investments	$639,180,673		$53,018	$—	$639,233,691

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Growth Fund 1.1

March 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $1,466,438,654 and the Fund owned 10.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.6%
Arconic, Inc.	17,586	$463,215
Boeing Co. (The)	989,486	175,000,494
General Dynamics Corp.	103,506	19,376,323
Huntington Ingalls Industries, Inc.	1	200
Lockheed Martin Corp.	52,846	14,141,590
Northrop Grumman Corp.	31,780	7,558,555
Raytheon Co.	60,797	9,271,543
Rockwell Collins, Inc.	170,637	16,579,091
United Technologies Corp.	944,851	106,021,731

		$348,412,742

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	361,530	$27,942,654
FedEx Corp.	292,347	57,051,517
United Parcel Service, Inc., Class B	1,272,739	136,564,894

		$221,559,065

Airlines — 0.0%(1)
American Airlines Group, Inc.	30,481	$1,289,346
Delta Air Lines, Inc.	30,773	1,414,327

		$2,703,673

Auto Components — 0.1%
Adient PLC	15,055	$1,094,047
BorgWarner, Inc.	2,000	83,580
Gentex Corp.	497,018	10,601,394

		$11,779,021

Automobiles — 0.1%
Daimler AG	38,000	$2,814,945
Ford Motor Co.	338,900	3,944,796
General Motors Co.	8,945	316,295
Harley-Davidson, Inc.	800	48,400
Tesla, Inc.(2)	3,069	854,103

		$7,978,539

Banks — 7.5%
Bank of America Corp.	2,153,415	$50,799,060
Bank of Montreal	4	299
BB&T Corp.	1,281,342	57,275,987
CIT Group, Inc.	66,161	2,840,292
Citigroup, Inc.	808,317	48,353,523
Commerce Bancshares, Inc.	24,150	1,356,264
CVB Financial Corp.	152,000	3,357,680
Fifth Third Bancorp	1,145,536	29,096,614
HSBC Holdings PLC	220,592	1,801,858
HSBC Holdings PLC ADR	424	17,308
Huntington Bancshares, Inc.	85,471	1,144,457
ING Groep NV ADR	131,742	1,987,987
JPMorgan Chase & Co.	3,367,239	295,778,274

1

Security	Shares	Value
KeyCorp	111,718	$1,986,346
M&T Bank Corp.	35,190	5,444,949
PNC Financial Services Group, Inc. (The)	75,322	9,056,717
Regions Financial Corp.	714,736	10,385,114
Societe Generale SA	460,793	23,346,219
SunTrust Banks, Inc.	375,397	20,759,454
SVB Financial Group(2)	12,233	2,276,439
Synovus Financial Corp.	1,565	64,196
Toronto-Dominion Bank (The)	29,644	1,484,868
U.S. Bancorp	2,382,358	122,691,437
Wells Fargo & Co.	5,547,287	308,761,994
Zions Bancorporation	16,384	688,128

		$1,000,755,464

Beverages — 2.6%
Anheuser-Busch InBev SA/NV ADR	1,630	$178,909
Boston Beer Co., Inc. (The), Class A(2)	3,130	452,754
Brown-Forman Corp., Class B	4,273	197,327
Coca-Cola Co. (The)	3,136,901	133,130,078
Molson Coors Brewing Co., Class B	186,000	17,802,060
Monster Beverage Corp.(2)	111,851	5,164,161
PepsiCo, Inc.	1,721,974	192,620,012

		$349,545,301

Biotechnology — 4.4%
AbbVie, Inc.	1,853,582	$120,779,403
Agios Pharmaceuticals, Inc.(2)	54,880	3,204,992
Alexion Pharmaceuticals, Inc.(2)	528,199	64,038,846
Alexion Pharmaceuticals, Inc.(2)(3)	43,530	5,275,994
Amgen, Inc.	1,035,275	169,857,569
Biogen, Inc.(2)	139,216	38,064,439
Bioverativ, Inc.(2)	69,608	3,790,852
Celgene Corp.(2)	695,272	86,512,695
Gilead Sciences, Inc.	890,426	60,477,734
Incyte Corp.(2)	65,100	8,701,917
Regeneron Pharmaceuticals, Inc.(2)	4,491	1,740,307
Shire PLC ADR	4,138	720,964
Vertex Pharmaceuticals, Inc.(2)	228,000	24,931,800

		$588,097,512

Building Products — 0.2%
A.O. Smith Corp.	24,000	$1,227,840
Fortune Brands Home & Security, Inc.	1,600	97,360
Johnson Controls International PLC	311,074	13,102,437
Lennox International, Inc.	99,434	16,635,308

		$31,062,945

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	275	$45,083
Ameriprise Financial, Inc.	210,135	27,250,307
Bank of New York Mellon Corp. (The)	452,175	21,356,225
BlackRock, Inc.	7,827	3,001,733
Brookfield Asset Management, Inc., Class A	21,147	771,020
CBOE Holdings, Inc.	158,225	12,827,301
Charles Schwab Corp. (The)	3,795,966	154,913,372
CME Group, Inc.	194,714	23,132,023
E*TRADE Financial Corp.(2)	4,593	160,250
Franklin Resources, Inc.	1,115,879	47,023,141

2

Security	Shares	Value
Goldman Sachs Group, Inc. (The)	585,644	$134,534,140
Intercontinental Exchange, Inc.	109,619	6,562,889
Invesco, Ltd.	4,040	123,745
Legg Mason, Inc.	122,902	4,437,991
LPL Financial Holdings, Inc.	99,471	3,961,930
Moody’s Corp.	187,415	20,997,977
Morgan Stanley	2,254,418	96,579,267
Northern Trust Corp.	709,098	61,393,705
S&P Global, Inc.	160,786	21,021,162
SEI Investments Co.	150,000	7,566,000
State Street Corp.	772,398	61,490,605
Stifel Financial Corp.(2)	112,796	5,661,231
T. Rowe Price Group, Inc.	596,015	40,618,422
UBS AG(2)	9	144
Waddell & Reed Financial, Inc., Class A	8,833	150,161

		$755,579,824

Chemicals — 1.7%
AdvanSix, Inc.(2)	13,292	$363,137
Air Products and Chemicals, Inc.	4,058	549,007
Albemarle Corp.	66,157	6,988,825
Ashland Global Holdings, Inc.	25,092	3,106,640
Chemours Co. (The)	151	5,813
Dow Chemical Co. (The)	221,336	14,063,689
E.I. du Pont de Nemours & Co.	732,614	58,850,883
Eastman Chemical Co.	1,950	157,560
Ecolab, Inc.	507,237	63,577,086
International Flavors & Fragrances, Inc.	3,000	397,590
LyondellBasell Industries NV, Class A	4,063	370,505
Monsanto Co.	359,623	40,709,324
NewMarket Corp.	12,172	5,516,716
PPG Industries, Inc.	290,700	30,546,756
Praxair, Inc.	6,053	717,886
Sherwin-Williams Co. (The)	10,994	3,410,229
Valspar Corp. (The)	20,000	2,218,800
Westlake Chemical Corp.	1,000	66,050

		$231,616,496

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	14,270	$187,080
Stericycle, Inc.(2)	13,300	1,102,437
Waste Management, Inc.	109,181	7,961,478

		$9,250,995

Communications Equipment — 1.3%
Arista Networks, Inc.(2)	523,646	$69,262,656
Arista Networks, Inc.(2)(3)	120,000	15,858,115
Brocade Communications Systems, Inc.	176,629	2,204,330
Cisco Systems, Inc.	1,965,816	66,444,581
Juniper Networks, Inc.	290,392	8,081,609
Motorola Solutions, Inc.	2,986	257,453
Nokia Oyj ADR	192	1,041
Palo Alto Networks, Inc.(2)	140,438	15,824,554

		$177,934,339

3

Security	Shares	Value
Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$126,288
Jacobs Engineering Group, Inc.	56,851	3,142,723

		$3,269,011

Construction Materials — 0.0%(1)
Vulcan Materials Co.	51,424	$6,195,564

		$6,195,564

Consumer Finance — 1.6%
American Express Co.	960,508	$75,985,788
Capital One Financial Corp.	80,994	7,018,940
Discover Financial Services	954,867	65,303,354
LendingClub Corp.(2)	79,691	437,503
Navient Corp.	10,200	150,552
SLM Corp.(2)	10,200	123,420
Synchrony Financial	1,714,319	58,801,142

		$207,820,699

Containers & Packaging — 0.0%(1)
Ball Corp.	12,644	$938,944
International Paper Co.	42,000	2,132,760
WestRock Co.	21,177	1,101,839

		$4,173,543

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,356,045
LKQ Corp.(2)	175,000	5,122,250

		$23,478,295

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$595,432

		$595,432

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(2)	453	$113,182,050
Berkshire Hathaway, Inc., Class B(2)	1,268,458	211,426,579

		$324,608,629

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	613,171	$25,477,255
CenturyLink, Inc.	5,086	119,877
Deutsche Telekom AG ADR	50,092	879,115
Frontier Communications Corp.	13,417	28,712
Verizon Communications, Inc.	218,927	10,672,691
Windstream Holdings, Inc.	4,107	22,383

		$37,200,033

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,583,315
Exelon Corp.	8,420	302,951
NextEra Energy, Inc.	104,195	13,375,512
Southern Co. (The)	104,092	5,181,700

		$21,443,478

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$2,268,684
AMETEK, Inc.	58,946	3,187,800

4

Security	Shares	Value
Eaton Corp. PLC	92,083	$6,827,954
Emerson Electric Co.	2,022,752	121,081,935
Rockwell Automation, Inc.	122,921	19,140,029

		$152,506,402

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,498,529	$40,460,283
Keysight Technologies, Inc.(2)	2,442	88,254
Knowles Corp.(2)	8,001	151,619
TE Connectivity, Ltd.	15,999	1,192,725

		$41,892,881

Energy Equipment & Services — 1.0%
Halliburton Co.	908,346	$44,699,707
National Oilwell Varco, Inc.	5,061	202,895
Schlumberger, Ltd.	1,213,961	94,810,354
Transocean, Ltd.(2)	2,884	35,906

		$139,748,862

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	14,506	$1,763,059
Host Hotels & Resorts, Inc.	8,720	162,715
ProLogis, Inc.	2,000	103,760
Simon Property Group, Inc.	23,686	4,074,703

		$6,104,237

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	877,027	$147,068,658
CVS Health Corp.	1,173,499	92,119,671
Kroger Co. (The)	147,263	4,342,786
Sprouts Farmers Market, Inc.(2)	1,624,547	37,559,527
Sysco Corp.	395,634	20,541,317
Wal-Mart Stores, Inc.	1,214,731	87,557,810
Walgreens Boots Alliance, Inc.	351,495	29,191,660

		$418,381,429

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$7,845,814
Campbell Soup Co.	19,915	1,139,935
Conagra Brands, Inc.	316,129	12,752,644
Flowers Foods, Inc.	147,169	2,856,550
General Mills, Inc.	15,587	919,789
Hain Celestial Group, Inc. (The)(2)	7,590	282,348
Hershey Co. (The)	517,723	56,561,238
Hormel Foods Corp.	145,646	5,043,721
JM Smucker Co. (The)	12,692	1,663,667
Kellogg Co.	62,358	4,527,814
Kraft Heinz Co. (The)	11,260	1,022,521
Lamb Weston Holdings, Inc.	73,135	3,076,058
McCormick & Co., Inc.	51,138	4,988,512
Mondelez International, Inc., Class A	304,371	13,112,303
Nestle SA	1,146,981	88,032,761
Tyson Foods, Inc., Class A	5,000	308,550

		$204,134,225

5

Security	Shares	Value
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,633,930	$72,562,831
ABIOMED, Inc.(2)	8,390	1,050,428
Bard (C.R.), Inc.	25,000	6,213,500
Baxter International, Inc.	230,275	11,942,062
Becton, Dickinson and Co.	76,128	13,964,920
Boston Scientific Corp.(2)	26,487	658,732
Danaher Corp.	137,155	11,730,867
DexCom, Inc.(2)	69,542	5,892,294
Halyard Health, Inc.(2)	2,456	93,549
Hologic, Inc.(2)	157,000	6,680,350
Intuitive Surgical, Inc.(2)	22,100	16,938,987
Medtronic PLC	529,593	42,664,012
Stryker Corp.	243,082	32,001,745
Zimmer Biomet Holdings, Inc.	147,271	17,983,262

		$240,377,539

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.(2)	32,000	$1,395,200
Aetna, Inc.	17,840	2,275,492
AmerisourceBergen Corp.	20,265	1,793,453
Anthem, Inc.	54,347	8,987,907
Cardinal Health, Inc.	171,141	13,956,549
Centene Corp.(2)	1,005	71,616
Cigna Corp.	1,464	214,461
DaVita, Inc.(2)	169,352	11,510,855
Express Scripts Holding Co.(2)	25,018	1,648,936
HCA Holdings, Inc.(2)	145,114	12,913,695
Henry Schein, Inc.(2)	12,854	2,184,794
Humana, Inc.	482	99,360
McKesson Corp.	3,784	561,016
PharMerica Corp.(2)	1,805	42,237
UnitedHealth Group, Inc.	67,281	11,034,757

		$68,690,328

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$84,744

		$84,744

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	1,216	$71,634
Chipotle Mexican Grill, Inc.(2)	659	293,598
Chipotle Mexican Grill, Inc.(2)(3)	48,619	21,641,242
Marriott International, Inc., Class A	1,411,501	132,935,164
Marriott International, Inc., Class A(3)	200,000	18,836,000
Marriott International, Inc., Class A(3)	297,981	28,056,835
McDonald’s Corp.	326,465	42,313,129
Starbucks Corp.	3,637,484	212,392,691
Yum China Holdings, Inc.(2)	162,609	4,422,965
Yum! Brands, Inc.	290,179	18,542,438

		$479,505,696

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$48,466
Newell Brands, Inc.(3)	346,781	16,357,660

6

Security	Shares	Value
Tempur Sealy International, Inc.(2)	87,198	$4,051,219
Whirlpool Corp.	1,391	238,320

		$20,695,665

Household Products — 1.7%
Colgate-Palmolive Co.	1,237,858	$90,598,827
Energizer Holdings, Inc.	9,500	529,625
Kimberly-Clark Corp.	31,733	4,177,015
Procter & Gamble Co. (The)	1,467,558	131,860,086

		$227,165,553

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,341

		$19,341

Industrial Conglomerates — 2.5%
3M Co.	797,707	$152,625,280
Carlisle Cos., Inc.	39,148	4,165,738
General Electric Co.	4,511,746	134,450,031
Honeywell International, Inc.	339,610	42,407,101

		$333,648,150

Insurance — 1.0%
Aegon NV ADR	192,110	$985,524
Aflac, Inc.	233,366	16,900,366
Alleghany Corp.(2)	3,985	2,449,420
Allstate Corp. (The)	583	47,509
American International Group, Inc.	159,867	9,980,497
Aon PLC	79,964	9,490,927
Arch Capital Group, Ltd.(2)	13,000	1,232,010
Arthur J. Gallagher & Co.	109,699	6,202,381
Chubb, Ltd.	5,700	776,625
Cincinnati Financial Corp.	141,081	10,195,924
Hartford Financial Services Group, Inc.	5,762	276,979
Markel Corp.(2)	6,362	6,208,421
Marsh & McLennan Cos., Inc.	53,019	3,917,574
MetLife, Inc.	9,776	516,368
Progressive Corp.	1,239,244	48,553,580
Prudential Financial, Inc.	18,767	2,002,064
Torchmark Corp.	81,853	6,305,955
Travelers Companies, Inc. (The)	92,616	11,163,933
Willis Towers Watson PLC	104	13,613

		$137,219,670

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(2)	338,235	$299,858,857
Expedia, Inc.	2,670	336,874
HSN, Inc.	19,864	736,954
Netflix, Inc.(2)	63,000	9,312,030
Priceline Group, Inc. (The)(2)	44,435	79,092,967
Wayfair, Inc.(2)	23,387	946,940

		$390,284,622

Internet Software & Services — 7.4%
Akamai Technologies, Inc.(2)	225,000	$13,432,500
Alibaba Group Holding, Ltd. ADR(2)	195,802	21,113,330
Alphabet, Inc., Class A(2)	288,964	244,983,679
Alphabet, Inc., Class C(2)	322,467	267,505,725

7

Security	Shares	Value
Baidu, Inc. ADR(2)	42,500	$7,332,100
eBay, Inc.(2)	1,282,247	43,045,032
Facebook, Inc., Class A(2)	2,618,882	372,012,188
IAC/InterActiveCorp(2)	17,583	1,296,219
LogMeIn, Inc.	1,026	100,035
Pandora Media, Inc.(2)	37,000	436,970
Twitter, Inc.(2)	624,132	9,330,773
VeriSign, Inc.(2)	17,631	1,535,836
Yahoo! Inc.(2)	144,071	6,686,335
Yelp, Inc.(2)	145,608	4,768,662

		$993,579,384

IT Services — 2.1%
Accenture PLC, Class A	574,729	$68,898,513
Alliance Data Systems Corp.	686	170,814
Automatic Data Processing, Inc.	125,621	12,862,334
Broadridge Financial Solutions, Inc.	16,037	1,089,714
Cognizant Technology Solutions Corp., Class A(2)	5,578	332,003
Fidelity National Information Services, Inc.	70,844	5,640,599
Fiserv, Inc.(2)	49,812	5,743,822
International Business Machines Corp.	386,565	67,316,429
MasterCard, Inc., Class A	51,501	5,792,317
Paychex, Inc.	705,192	41,535,809
PayPal Holdings, Inc.(2)	474,432	20,410,065
Sabre Corp.	2,290	48,525
Square, Inc., Class A(2)	96,040	1,659,571
Total System Services, Inc.	5	267
Visa, Inc., Class A	583,303	51,838,138
Western Union Co.	69,661	1,417,601

		$284,756,521

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$678,819
Polaris Industries, Inc.	4,104	343,915

		$1,022,734

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	651,639	$34,452,154
Illumina, Inc.(2)	10,000	1,706,400
Quintiles IMS Holdings, Inc.(2)	24,800	1,997,144
Thermo Fisher Scientific, Inc.	22,176	3,406,234

		$41,561,932

Machinery — 1.9%
Caterpillar, Inc.	219,642	$20,373,992
Deere & Co.	370,145	40,293,985
Donaldson Co., Inc.	96,349	4,385,806
Dover Corp.	325,614	26,163,085
Fortive Corp.	26,676	1,606,429
Illinois Tool Works, Inc.	1,036,897	137,357,745
Ingersoll-Rand PLC	4,580	372,446
Manitowoc Co., Inc. (The)(2)	45,741	260,724
PACCAR, Inc.	171,748	11,541,465
Parker-Hannifin Corp.	18,857	3,023,154
Pentair PLC	4	251
Snap-on, Inc.	15,151	2,555,519

8

Security	Shares	Value
WABCO Holdings, Inc.(2)	3,080	$361,654
Wabtec Corp.	12,082	942,396
Welbilt, Inc.(2)	45,741	897,896

		$250,136,547

Media — 3.3%
CBS Corp., Class B	326,925	$22,675,518
Comcast Corp., Class A	3,440,624	129,333,056
Discovery Communications, Inc., Class A(2)	6,930	201,594
Discovery Communications, Inc., Class C(2)	207	5,860
Liberty Braves Group, Series A(2)	1,236	29,590
Liberty Braves Group, Series C(2)	2,473	58,486
Liberty Broadband Corp., Series A(2)	3,091	263,013
Liberty Broadband Corp., Series C(2)	6,183	534,211
Liberty Formula One, Series A(2)	3,091	101,076
Liberty Formula One, Series C(2)	6,183	211,149
Liberty Global PLC, Class A(2)	8,854	317,593
Liberty Global PLC, Class C(2)	27,614	967,595
Liberty Global PLC LiLAC, Class A(2)	1,546	34,383
Liberty Global PLC LiLAC, Class C(2)	4,825	111,168
Liberty SiriusXM Group, Series A(2)	12,367	481,324
Liberty SiriusXM Group, Series C(2)	24,734	959,185
News Corp., Class A	24	312
Omnicom Group, Inc.	144,594	12,465,449
TEGNA, Inc.	1,201	30,770
Time Warner, Inc.	11,347	1,108,715
Time, Inc.	109	2,109
Twenty-First Century Fox, Inc., Class A	16,333	529,026
Viacom, Inc., Class B	410,639	19,143,990
Walt Disney Co. (The)	2,198,526	249,290,863

		$438,856,035

Metals & Mining — 0.2%
Alcoa Corp.	5,862	$201,653
Cliffs Natural Resources, Inc.(2)	527,743	4,332,770
Freeport-McMoRan, Inc.(2)	498	6,653
Glencore PLC(2)	598,405	2,347,873
Lonmin PLC(2)	64	68
Nucor Corp.	235,636	14,072,182
Steel Dynamics, Inc.(3)	140,295	4,875,191

		$25,836,390

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	782	$60,730
Dominion Resources, Inc.	4,100	318,037
DTE Energy Co.	52,668	5,377,930
Sempra Energy	3,787	418,464
WEC Energy Group, Inc.	3,742	226,877

		$6,402,038

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	138,104	$10,835,640
Nordstrom, Inc.	6,000	279,420
Target Corp.	175,984	9,712,557

		$20,827,617

9

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	797,255	$49,429,810
Antero Resources Corp.(2)	1,633,197	37,253,223
Apache Corp.	175,832	9,036,006
California Resources Corp.(2)	275	4,136
Cheniere Energy, Inc.(2)	342,305	16,180,757
Cheniere Energy, Inc.(2)(3)	300,000	14,181,000
Chesapeake Energy Corp.(2)	288	1,711
Chevron Corp.	749,830	80,509,247
Concho Resources, Inc.(2)	40,000	5,133,600
ConocoPhillips	305,809	15,250,695
Devon Energy Corp.	1,380,333	57,587,493
EOG Resources, Inc.	1,077,613	105,121,148
EQT Corp.	17,810	1,088,191
Exxon Mobil Corp.	3,442,974	282,358,298
Hess Corp.	64,190	3,094,600
Kinder Morgan, Inc.	5,815	126,418
Marathon Oil Corp.	170,827	2,699,067
Marathon Petroleum Corp.	160,826	8,128,146
Murphy Oil Corp.	145,312	4,154,470
Occidental Petroleum Corp.	15,964	1,011,479
Phillips 66	187,778	14,875,773
Pioneer Natural Resources Co.	14,430	2,687,299
Range Resources Corp.	291,845	8,492,689
Royal Dutch Shell PLC, Class A ADR	70,142	3,698,588
Southwestern Energy Co.(2)	730	5,964
Williams Cos., Inc.	4,625	136,854
WPX Energy, Inc.(2)	666	8,918

		$722,255,580

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	39,660	$3,362,771
Unilever NV - NY Shares	19,032	945,510
Unilever PLC ADR	9,246	456,198

		$4,764,479

Pharmaceuticals — 5.8%
Allergan PLC	89,986	$21,499,455
Bristol-Myers Squibb Co.	2,011,737	109,398,258
Catalent, Inc.(2)	45,943	1,301,106
Eli Lilly & Co.	1,529,890	128,679,048
GlaxoSmithKline PLC ADR	1,468	61,891
Johnson & Johnson	2,028,103	252,600,229
Mallinckrodt PLC(2)	9,126	406,746
Merck & Co., Inc.	1,307,369	83,070,226
Novartis AG ADR	114,005	8,467,151
Novo Nordisk A/S ADR	1,271,336	43,581,398
Pfizer, Inc.	1,575,866	53,910,376
Roche Holding AG ADR	35,808	1,146,930
Sanofi ADR	5,100	230,775
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	53,650,822
Zoetis, Inc.	476,174	25,413,406

		$783,417,817

10

Security	Shares	Value
Professional Services — 0.1%
Equifax, Inc.	12,654	$1,730,308
Nielsen Holdings PLC	72,356	2,989,026
On Assignment, Inc.(2)	105,500	5,119,915
On Assignment, Inc.(2)(3)	23,537	1,142,251
On Assignment, Inc.(2)(3)	21,275	1,032,166
Verisk Analytics, Inc.(2)	74,292	6,028,053

		$18,041,719

Road & Rail — 0.4%
Canadian National Railway Co.	1,231	$91,008
CSX Corp.	79,000	3,677,450
Kansas City Southern	7,000	600,320
Norfolk Southern Corp.	182,647	20,450,984
Union Pacific Corp.	305,976	32,408,978

		$57,228,740

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	610,814	$50,056,207
Analog Devices, Inc.(3)	20,897	1,711,653
Applied Materials, Inc.	100,000	3,890,000
Broadcom, Ltd.	55,781	12,213,808
Cypress Semiconductor Corp.	107,346	1,477,081
Intel Corp.	6,783,104	244,666,561
Marvell Technology Group, Ltd.	95,391	1,455,667
Microchip Technology, Inc.	141,903	10,469,603
NVIDIA Corp.	466,583	50,824,886
QUALCOMM, Inc.	2,801,522	160,639,272
Texas Instruments, Inc.	1,022,722	82,390,484
Versum Materials, Inc.(2)	1,129	34,547
Xilinx, Inc.	90,186	5,220,868

		$625,050,637

Software — 4.2%
Activision Blizzard, Inc.	218,092	$10,874,067
Adobe Systems, Inc.(2)	488,565	63,576,963
Autodesk, Inc.(2)	5,071	438,489
Cadence Design Systems, Inc.(2)	424,974	13,344,184
CDK Global, Inc.	3	195
Check Point Software Technologies, Ltd.(2)	150,000	15,399,000
Citrix Systems, Inc.(2)	5,976	498,339
Dell Technologies, Inc., Class V(2)	156	9,996
FireEye, Inc.(2)	82,732	1,043,251
Fortinet, Inc.(2)	20,000	767,000
Intuit, Inc.	13,739	1,593,587
Manhattan Associates, Inc.(2)	56,873	2,960,240
Microsoft Corp.	3,321,303	218,741,016
Oracle Corp.	3,885,783	173,344,780
Paycom Software, Inc.(2)	517,805	29,778,966
Red Hat, Inc.(2)	1,050	90,825
salesforce.com, inc.(2)	42,815	3,531,809
ServiceNow, Inc.(2)	169,856	14,857,304
Splunk, Inc.(2)	100,000	6,229,000
Symantec Corp.	72,900	2,236,572

11

Security	Shares	Value
Synopsys, Inc.(2)	5,660	$408,256
Tableau Software, Inc., Class A(2)	13,699	678,785
Workday, Inc., Class A(2)	68,726	5,723,501
Workday, Inc., Class A(2)(3)	34,000	2,830,812

		$568,956,937

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	62,547	$9,273,218
Advance Auto Parts, Inc.(3)	16,346	2,423,458
AutoNation, Inc.(2)	5,972	252,556
Bed Bath & Beyond, Inc.	7,000	276,220
Best Buy Co., Inc.	133,011	6,537,491
Dick’s Sporting Goods, Inc.	35,000	1,703,100
Gap, Inc. (The)	89,138	2,165,162
GNC Holdings, Inc., Class A	900	6,624
Home Depot, Inc. (The)	264,586	38,849,162
L Brands, Inc.	41,877	1,972,407
Lowe’s Companies, Inc.	485,256	39,892,896
O’Reilly Automotive, Inc.(2)	18,062	4,873,850
O’Reilly Automotive, Inc.(2)(3)	29,562	7,974,617
Ross Stores, Inc.	173,487	11,427,589
Ross Stores, Inc.(3)	42,798	2,819,104
Signet Jewelers, Ltd.	65,986	4,570,850
Staples, Inc.	144,626	1,268,370
Tiffany & Co.	600	57,180
TJX Cos., Inc. (The)	1,738,979	137,518,459
Tractor Supply Co.	93,481	6,447,385
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	78,652	22,433,910

		$302,743,608

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	3,415,370	$490,652,054
NetApp, Inc.	414,967	17,366,369

		$508,018,423

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	1,012,238	$21,014,061
Luxottica Group SpA ADR	20,606	1,134,360
NIKE, Inc., Class B	3,657,504	203,832,698
VF Corp.	39,525	2,172,689

		$228,153,808

Tobacco — 0.5%
Altria Group, Inc.	196,962	$14,067,026
Philip Morris International, Inc.	505,917	57,118,030
Reynolds American, Inc.	6,462	407,235

		$71,592,291

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$34,042
United Rentals, Inc.(2)	2,000	250,100
W.W. Grainger, Inc.	2,791	649,633

		$933,775

12

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV ADR, Series L	270,852	$3,837,973
Sprint Corp.(2)	1	9
Vodafone Group PLC ADR	95,700	2,529,351

		$6,367,333

Total Common Stocks (identified cost $7,130,952,883)		$13,186,024,289

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,143

Total Rights (identified cost $16,440)		$3,143

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(4)	231,951,442	$231,997,833

Total Short-Term Investments (identified cost $231,976,105)		$231,997,833

Total Investments — 99.9% (identified cost $7,362,945,428)		$13,418,025,265

Other Assets, Less Liabilities — 0.1%		$10,970,892

Net Assets — 100.0%		$13,428,996,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $516,957.

Abbreviations:

ADR	-	American Depositary Receipt

13

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,432,210,144

Gross unrealized appreciation	$10,986,530,982
Gross unrealized depreciation	(715,861)

Net unrealized appreciation	$10,985,815,121

At March 31, 2017, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,423,458
Alexion Pharmaceuticals, Inc.	3/16/17	3/16/18	43,530	5,314,289	5,275,994
Analog Devices, Inc.	3/16/17	3/16/18	20,897	1,744,236	1,711,653
Arista Networks, Inc.	3/16/17	3/16/18	120,000	15,379,746	15,858,115
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	14,181,000
Chipotle Mexican Grill, Inc.	3/16/17	3/16/18	48,619	19,476,729	21,641,242
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	18,836,000
Marriott International, Inc., Class A	12/15/16	12/15/17	297,981	25,000,019	28,056,835
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	16,357,660
O’Reilly Automotive, Inc.	3/16/17	3/16/18	29,562	8,000,328	7,974,617
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	1,142,251
On Assignment, Inc.	3/16/17	3/16/18	21,275	1,028,338	1,032,166
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,819,104
Steel Dynamics, Inc.	3/16/17	3/16/18	140,295	5,000,016	4,875,191
Workday, Inc., Class A	12/15/16	12/15/17	34,000	2,342,108	2,830,812

Total Restricted Securities				$130,565,698	$145,016,098

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,868,248,378	$57,672,694		$—	$1,925,921,072
Consumer Staples	1,187,550,517	88,032,761		—	1,275,583,278
Energy	862,004,442	—		—	862,004,442
Financials	2,400,836,209	25,148,077		—	2,425,984,286
Health Care	1,716,953,878	5,275,994		—	1,722,229,872
Industrials	1,427,721,598	1,032,166		—	1,428,753,764
Information Technology	3,179,788,542	20,400,580		—	3,200,189,122
Materials	260,598,861	7,223,132		—	267,821,993
Real Estate	6,104,237	—		—	6,104,237
Telecommunication Services	43,567,366	—		—	43,567,366
Utilities	27,864,857	—		—	27,864,857
Total Common Stocks	$12,981,238,885	$204,785,404	*	$—	$13,186,024,289
Rights	$3,143	$—		$—	$3,143
Short-Term Investments	—	231,997,833		—	231,997,833
Total Investments	$12,981,242,028	$436,783,237		$—	$13,418,025,265

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

Tax-Managed Growth Fund 1.2

March 31, 2017 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2017, the value of the Fund’s investment in the Portfolio was $689,939,961 and the Fund owned 5.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 2.6%
Arconic, Inc.	17,586	$463,215
Boeing Co. (The)	989,486	175,000,494
General Dynamics Corp.	103,506	19,376,323
Huntington Ingalls Industries, Inc.	1	200
Lockheed Martin Corp.	52,846	14,141,590
Northrop Grumman Corp.	31,780	7,558,555
Raytheon Co.	60,797	9,271,543
Rockwell Collins, Inc.	170,637	16,579,091
United Technologies Corp.	944,851	106,021,731

		$348,412,742

Air Freight & Logistics — 1.7%
C.H. Robinson Worldwide, Inc.	361,530	$27,942,654
FedEx Corp.	292,347	57,051,517
United Parcel Service, Inc., Class B	1,272,739	136,564,894

		$221,559,065

Airlines — 0.0%(1)
American Airlines Group, Inc.	30,481	$1,289,346
Delta Air Lines, Inc.	30,773	1,414,327

		$2,703,673

Auto Components — 0.1%
Adient PLC	15,055	$1,094,047
BorgWarner, Inc.	2,000	83,580
Gentex Corp.	497,018	10,601,394

		$11,779,021

Automobiles — 0.1%
Daimler AG	38,000	$2,814,945
Ford Motor Co.	338,900	3,944,796
General Motors Co.	8,945	316,295
Harley-Davidson, Inc.	800	48,400
Tesla, Inc.(2)	3,069	854,103

		$7,978,539

Banks — 7.5%
Bank of America Corp.	2,153,415	$50,799,060
Bank of Montreal	4	299
BB&T Corp.	1,281,342	57,275,987
CIT Group, Inc.	66,161	2,840,292
Citigroup, Inc.	808,317	48,353,523
Commerce Bancshares, Inc.	24,150	1,356,264
CVB Financial Corp.	152,000	3,357,680
Fifth Third Bancorp	1,145,536	29,096,614
HSBC Holdings PLC	220,592	1,801,858
HSBC Holdings PLC ADR	424	17,308
Huntington Bancshares, Inc.	85,471	1,144,457
ING Groep NV ADR	131,742	1,987,987
JPMorgan Chase & Co.	3,367,239	295,778,274

Security	Shares	Value
KeyCorp	111,718	$1,986,346
M&T Bank Corp.	35,190	5,444,949
PNC Financial Services Group, Inc. (The)	75,322	9,056,717
Regions Financial Corp.	714,736	10,385,114
Societe Generale SA	460,793	23,346,219
SunTrust Banks, Inc.	375,397	20,759,454
SVB Financial Group(2)	12,233	2,276,439
Synovus Financial Corp.	1,565	64,196
Toronto-Dominion Bank (The)	29,644	1,484,868
U.S. Bancorp	2,382,358	122,691,437
Wells Fargo & Co.	5,547,287	308,761,994
Zions Bancorporation	16,384	688,128

		$1,000,755,464

Beverages — 2.6%
Anheuser-Busch InBev SA/NV ADR	1,630	$178,909
Boston Beer Co., Inc. (The), Class A(2)	3,130	452,754
Brown-Forman Corp., Class B	4,273	197,327
Coca-Cola Co. (The)	3,136,901	133,130,078
Molson Coors Brewing Co., Class B	186,000	17,802,060
Monster Beverage Corp.(2)	111,851	5,164,161
PepsiCo, Inc.	1,721,974	192,620,012

		$349,545,301

Biotechnology — 4.4%
AbbVie, Inc.	1,853,582	$120,779,403
Agios Pharmaceuticals, Inc.(2)	54,880	3,204,992
Alexion Pharmaceuticals, Inc.(2)	528,199	64,038,846
Alexion Pharmaceuticals, Inc.(2)(3)	43,530	5,275,994
Amgen, Inc.	1,035,275	169,857,569
Biogen, Inc.(2)	139,216	38,064,439
Bioverativ, Inc.(2)	69,608	3,790,852
Celgene Corp.(2)	695,272	86,512,695
Gilead Sciences, Inc.	890,426	60,477,734
Incyte Corp.(2)	65,100	8,701,917
Regeneron Pharmaceuticals, Inc.(2)	4,491	1,740,307
Shire PLC ADR	4,138	720,964
Vertex Pharmaceuticals, Inc.(2)	228,000	24,931,800

		$588,097,512

Building Products — 0.2%
A.O. Smith Corp.	24,000	$1,227,840
Fortune Brands Home & Security, Inc.	1,600	97,360
Johnson Controls International PLC	311,074	13,102,437
Lennox International, Inc.	99,434	16,635,308

		$31,062,945

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	275	$45,083
Ameriprise Financial, Inc.	210,135	27,250,307
Bank of New York Mellon Corp. (The)	452,175	21,356,225
BlackRock, Inc.	7,827	3,001,733
Brookfield Asset Management, Inc., Class A	21,147	771,020
CBOE Holdings, Inc.	158,225	12,827,301
Charles Schwab Corp. (The)	3,795,966	154,913,372
CME Group, Inc.	194,714	23,132,023
E*TRADE Financial Corp.(2)	4,593	160,250
Franklin Resources, Inc.	1,115,879	47,023,141

Security	Shares	Value
Goldman Sachs Group, Inc. (The)	585,644	$134,534,140
Intercontinental Exchange, Inc.	109,619	6,562,889
Invesco, Ltd.	4,040	123,745
Legg Mason, Inc.	122,902	4,437,991
LPL Financial Holdings, Inc.	99,471	3,961,930
Moody’s Corp.	187,415	20,997,977
Morgan Stanley	2,254,418	96,579,267
Northern Trust Corp.	709,098	61,393,705
S&P Global, Inc.	160,786	21,021,162
SEI Investments Co.	150,000	7,566,000
State Street Corp.	772,398	61,490,605
Stifel Financial Corp.(2)	112,796	5,661,231
T. Rowe Price Group, Inc.	596,015	40,618,422
UBS AG(2)	9	144
Waddell & Reed Financial, Inc., Class A	8,833	150,161

		$755,579,824

Chemicals — 1.7%
AdvanSix, Inc.(2)	13,292	$363,137
Air Products and Chemicals, Inc.	4,058	549,007
Albemarle Corp.	66,157	6,988,825
Ashland Global Holdings, Inc.	25,092	3,106,640
Chemours Co. (The)	151	5,813
Dow Chemical Co. (The)	221,336	14,063,689
E.I. du Pont de Nemours & Co.	732,614	58,850,883
Eastman Chemical Co.	1,950	157,560
Ecolab, Inc.	507,237	63,577,086
International Flavors & Fragrances, Inc.	3,000	397,590
LyondellBasell Industries NV, Class A	4,063	370,505
Monsanto Co.	359,623	40,709,324
NewMarket Corp.	12,172	5,516,716
PPG Industries, Inc.	290,700	30,546,756
Praxair, Inc.	6,053	717,886
Sherwin-Williams Co. (The)	10,994	3,410,229
Valspar Corp. (The)	20,000	2,218,800
Westlake Chemical Corp.	1,000	66,050

		$231,616,496

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	14,270	$187,080
Stericycle, Inc.(2)	13,300	1,102,437
Waste Management, Inc.	109,181	7,961,478

		$9,250,995

Communications Equipment — 1.3%
Arista Networks, Inc.(2)	523,646	$69,262,656
Arista Networks, Inc.(2)(3)	120,000	15,858,115
Brocade Communications Systems, Inc.	176,629	2,204,330
Cisco Systems, Inc.	1,965,816	66,444,581
Juniper Networks, Inc.	290,392	8,081,609
Motorola Solutions, Inc.	2,986	257,453
Nokia Oyj ADR	192	1,041
Palo Alto Networks, Inc.(2)	140,438	15,824,554

		$177,934,339

Security	Shares	Value
Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$126,288
Jacobs Engineering Group, Inc.	56,851	3,142,723

		$3,269,011

Construction Materials — 0.0%(1)
Vulcan Materials Co.	51,424	$6,195,564

		$6,195,564

Consumer Finance — 1.6%
American Express Co.	960,508	$75,985,788
Capital One Financial Corp.	80,994	7,018,940
Discover Financial Services	954,867	65,303,354
LendingClub Corp.(2)	79,691	437,503
Navient Corp.	10,200	150,552
SLM Corp.(2)	10,200	123,420
Synchrony Financial	1,714,319	58,801,142

		$207,820,699

Containers & Packaging — 0.0%(1)
Ball Corp.	12,644	$938,944
International Paper Co.	42,000	2,132,760
WestRock Co.	21,177	1,101,839

		$4,173,543

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,356,045
LKQ Corp.(2)	175,000	5,122,250

		$23,478,295

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$595,432

		$595,432

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(2)	453	$113,182,050
Berkshire Hathaway, Inc., Class B(2)	1,268,458	211,426,579

		$324,608,629

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	613,171	$25,477,255
CenturyLink, Inc.	5,086	119,877
Deutsche Telekom AG ADR	50,092	879,115
Frontier Communications Corp.	13,417	28,712
Verizon Communications, Inc.	218,927	10,672,691
Windstream Holdings, Inc.	4,107	22,383

		$37,200,033

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,583,315
Exelon Corp.	8,420	302,951
NextEra Energy, Inc.	104,195	13,375,512
Southern Co. (The)	104,092	5,181,700

		$21,443,478

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$2,268,684
AMETEK, Inc.	58,946	3,187,800

Security	Shares	Value
Eaton Corp. PLC	92,083	$6,827,954
Emerson Electric Co.	2,022,752	121,081,935
Rockwell Automation, Inc.	122,921	19,140,029

		$152,506,402

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,498,529	$40,460,283
Keysight Technologies, Inc.(2)	2,442	88,254
Knowles Corp.(2)	8,001	151,619
TE Connectivity, Ltd.	15,999	1,192,725

		$41,892,881

Energy Equipment & Services — 1.0%
Halliburton Co.	908,346	$44,699,707
National Oilwell Varco, Inc.	5,061	202,895
Schlumberger, Ltd.	1,213,961	94,810,354
Transocean, Ltd.(2)	2,884	35,906

		$139,748,862

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	14,506	$1,763,059
Host Hotels & Resorts, Inc.	8,720	162,715
ProLogis, Inc.	2,000	103,760
Simon Property Group, Inc.	23,686	4,074,703

		$6,104,237

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	877,027	$147,068,658
CVS Health Corp.	1,173,499	92,119,671
Kroger Co. (The)	147,263	4,342,786
Sprouts Farmers Market, Inc.(2)	1,624,547	37,559,527
Sysco Corp.	395,634	20,541,317
Wal-Mart Stores, Inc.	1,214,731	87,557,810
Walgreens Boots Alliance, Inc.	351,495	29,191,660

		$418,381,429

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$7,845,814
Campbell Soup Co.	19,915	1,139,935
Conagra Brands, Inc.	316,129	12,752,644
Flowers Foods, Inc.	147,169	2,856,550
General Mills, Inc.	15,587	919,789
Hain Celestial Group, Inc. (The)(2)	7,590	282,348
Hershey Co. (The)	517,723	56,561,238
Hormel Foods Corp.	145,646	5,043,721
JM Smucker Co. (The)	12,692	1,663,667
Kellogg Co.	62,358	4,527,814
Kraft Heinz Co. (The)	11,260	1,022,521
Lamb Weston Holdings, Inc.	73,135	3,076,058
McCormick & Co., Inc.	51,138	4,988,512
Mondelez International, Inc., Class A	304,371	13,112,303
Nestle SA	1,146,981	88,032,761
Tyson Foods, Inc., Class A	5,000	308,550

		$204,134,225

Security	Shares	Value
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,633,930	$72,562,831
ABIOMED, Inc.(2)	8,390	1,050,428
Bard (C.R.), Inc.	25,000	6,213,500
Baxter International, Inc.	230,275	11,942,062
Becton, Dickinson and Co.	76,128	13,964,920
Boston Scientific Corp.(2)	26,487	658,732
Danaher Corp.	137,155	11,730,867
DexCom, Inc.(2)	69,542	5,892,294
Halyard Health, Inc.(2)	2,456	93,549
Hologic, Inc.(2)	157,000	6,680,350
Intuitive Surgical, Inc.(2)	22,100	16,938,987
Medtronic PLC	529,593	42,664,012
Stryker Corp.	243,082	32,001,745
Zimmer Biomet Holdings, Inc.	147,271	17,983,262

		$240,377,539

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.(2)	32,000	$1,395,200
Aetna, Inc.	17,840	2,275,492
AmerisourceBergen Corp.	20,265	1,793,453
Anthem, Inc.	54,347	8,987,907
Cardinal Health, Inc.	171,141	13,956,549
Centene Corp.(2)	1,005	71,616
Cigna Corp.	1,464	214,461
DaVita, Inc.(2)	169,352	11,510,855
Express Scripts Holding Co.(2)	25,018	1,648,936
HCA Holdings, Inc.(2)	145,114	12,913,695
Henry Schein, Inc.(2)	12,854	2,184,794
Humana, Inc.	482	99,360
McKesson Corp.	3,784	561,016
PharMerica Corp.(2)	1,805	42,237
UnitedHealth Group, Inc.	67,281	11,034,757

		$68,690,328

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$84,744

		$84,744

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	1,216	$71,634
Chipotle Mexican Grill, Inc.(2)	659	293,598
Chipotle Mexican Grill, Inc.(2)(3)	48,619	21,641,242
Marriott International, Inc., Class A	1,411,501	132,935,164
Marriott International, Inc., Class A(3)	200,000	18,836,000
Marriott International, Inc., Class A(3)	297,981	28,056,835
McDonald’s Corp.	326,465	42,313,129
Starbucks Corp.	3,637,484	212,392,691
Yum China Holdings, Inc.(2)	162,609	4,422,965
Yum! Brands, Inc.	290,179	18,542,438

		$479,505,696

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$48,466
Newell Brands, Inc.(3)	346,781	16,357,660

Security	Shares	Value
Tempur Sealy International, Inc.(2)	87,198	$4,051,219
Whirlpool Corp.	1,391	238,320

		$20,695,665

Household Products — 1.7%
Colgate-Palmolive Co.	1,237,858	$90,598,827
Energizer Holdings, Inc.	9,500	529,625
Kimberly-Clark Corp.	31,733	4,177,015
Procter & Gamble Co. (The)	1,467,558	131,860,086

		$227,165,553

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,341

		$19,341

Industrial Conglomerates — 2.5%
3M Co.	797,707	$152,625,280
Carlisle Cos., Inc.	39,148	4,165,738
General Electric Co.	4,511,746	134,450,031
Honeywell International, Inc.	339,610	42,407,101

		$333,648,150

Insurance — 1.0%
Aegon NV ADR	192,110	$985,524
Aflac, Inc.	233,366	16,900,366
Alleghany Corp.(2)	3,985	2,449,420
Allstate Corp. (The)	583	47,509
American International Group, Inc.	159,867	9,980,497
Aon PLC	79,964	9,490,927
Arch Capital Group, Ltd.(2)	13,000	1,232,010
Arthur J. Gallagher & Co.	109,699	6,202,381
Chubb, Ltd.	5,700	776,625
Cincinnati Financial Corp.	141,081	10,195,924
Hartford Financial Services Group, Inc.	5,762	276,979
Markel Corp.(2)	6,362	6,208,421
Marsh & McLennan Cos., Inc.	53,019	3,917,574
MetLife, Inc.	9,776	516,368
Progressive Corp.	1,239,244	48,553,580
Prudential Financial, Inc.	18,767	2,002,064
Torchmark Corp.	81,853	6,305,955
Travelers Companies, Inc. (The)	92,616	11,163,933
Willis Towers Watson PLC	104	13,613

		$137,219,670

Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(2)	338,235	$299,858,857
Expedia, Inc.	2,670	336,874
HSN, Inc.	19,864	736,954
Netflix, Inc.(2)	63,000	9,312,030
Priceline Group, Inc. (The)(2)	44,435	79,092,967
Wayfair, Inc.(2)	23,387	946,940

		$390,284,622

Internet Software & Services — 7.4%
Akamai Technologies, Inc.(2)	225,000	$13,432,500
Alibaba Group Holding, Ltd. ADR(2)	195,802	21,113,330
Alphabet, Inc., Class A(2)	288,964	244,983,679
Alphabet, Inc., Class C(2)	322,467	267,505,725

Security	Shares	Value
Baidu, Inc. ADR(2)	42,500	$7,332,100
eBay, Inc.(2)	1,282,247	43,045,032
Facebook, Inc., Class A(2)	2,618,882	372,012,188
IAC/InterActiveCorp(2)	17,583	1,296,219
LogMeIn, Inc.	1,026	100,035
Pandora Media, Inc.(2)	37,000	436,970
Twitter, Inc.(2)	624,132	9,330,773
VeriSign, Inc.(2)	17,631	1,535,836
Yahoo! Inc.(2)	144,071	6,686,335
Yelp, Inc.(2)	145,608	4,768,662

		$993,579,384

IT Services — 2.1%
Accenture PLC, Class A	574,729	$68,898,513
Alliance Data Systems Corp.	686	170,814
Automatic Data Processing, Inc.	125,621	12,862,334
Broadridge Financial Solutions, Inc.	16,037	1,089,714
Cognizant Technology Solutions Corp., Class A(2)	5,578	332,003
Fidelity National Information Services, Inc.	70,844	5,640,599
Fiserv, Inc.(2)	49,812	5,743,822
International Business Machines Corp.	386,565	67,316,429
MasterCard, Inc., Class A	51,501	5,792,317
Paychex, Inc.	705,192	41,535,809
PayPal Holdings, Inc.(2)	474,432	20,410,065
Sabre Corp.	2,290	48,525
Square, Inc., Class A(2)	96,040	1,659,571
Total System Services, Inc.	5	267
Visa, Inc., Class A	583,303	51,838,138
Western Union Co.	69,661	1,417,601

		$284,756,521

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$678,819
Polaris Industries, Inc.	4,104	343,915

		$1,022,734

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	651,639	$34,452,154
Illumina, Inc.(2)	10,000	1,706,400
Quintiles IMS Holdings, Inc.(2)	24,800	1,997,144
Thermo Fisher Scientific, Inc.	22,176	3,406,234

		$41,561,932

Machinery — 1.9%
Caterpillar, Inc.	219,642	$20,373,992
Deere & Co.	370,145	40,293,985
Donaldson Co., Inc.	96,349	4,385,806
Dover Corp.	325,614	26,163,085
Fortive Corp.	26,676	1,606,429
Illinois Tool Works, Inc.	1,036,897	137,357,745
Ingersoll-Rand PLC	4,580	372,446
Manitowoc Co., Inc. (The)(2)	45,741	260,724
PACCAR, Inc.	171,748	11,541,465
Parker-Hannifin Corp.	18,857	3,023,154
Pentair PLC	4	251
Snap-on, Inc.	15,151	2,555,519

Security	Shares	Value
WABCO Holdings, Inc.(2)	3,080	$361,654
Wabtec Corp.	12,082	942,396
Welbilt, Inc.(2)	45,741	897,896

		$250,136,547

Media — 3.3%
CBS Corp., Class B	326,925	$22,675,518
Comcast Corp., Class A	3,440,624	129,333,056
Discovery Communications, Inc., Class A(2)	6,930	201,594
Discovery Communications, Inc., Class C(2)	207	5,860
Liberty Braves Group, Series A(2)	1,236	29,590
Liberty Braves Group, Series C(2)	2,473	58,486
Liberty Broadband Corp., Series A(2)	3,091	263,013
Liberty Broadband Corp., Series C(2)	6,183	534,211
Liberty Formula One, Series A(2)	3,091	101,076
Liberty Formula One, Series C(2)	6,183	211,149
Liberty Global PLC, Class A(2)	8,854	317,593
Liberty Global PLC, Class C(2)	27,614	967,595
Liberty Global PLC LiLAC, Class A(2)	1,546	34,383
Liberty Global PLC LiLAC, Class C(2)	4,825	111,168
Liberty SiriusXM Group, Series A(2)	12,367	481,324
Liberty SiriusXM Group, Series C(2)	24,734	959,185
News Corp., Class A	24	312
Omnicom Group, Inc.	144,594	12,465,449
TEGNA, Inc.	1,201	30,770
Time Warner, Inc.	11,347	1,108,715
Time, Inc.	109	2,109
Twenty-First Century Fox, Inc., Class A	16,333	529,026
Viacom, Inc., Class B	410,639	19,143,990
Walt Disney Co. (The)	2,198,526	249,290,863

		$438,856,035

Metals & Mining — 0.2%
Alcoa Corp.	5,862	$201,653
Cliffs Natural Resources, Inc.(2)	527,743	4,332,770
Freeport-McMoRan, Inc.(2)	498	6,653
Glencore PLC(2)	598,405	2,347,873
Lonmin PLC(2)	64	68
Nucor Corp.	235,636	14,072,182
Steel Dynamics, Inc.(3)	140,295	4,875,191

		$25,836,390

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	782	$60,730
Dominion Resources, Inc.	4,100	318,037
DTE Energy Co.	52,668	5,377,930
Sempra Energy	3,787	418,464
WEC Energy Group, Inc.	3,742	226,877

		$6,402,038

Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	138,104	$10,835,640
Nordstrom, Inc.	6,000	279,420
Target Corp.	175,984	9,712,557

		$20,827,617

Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	797,255	$49,429,810
Antero Resources Corp.(2)	1,633,197	37,253,223
Apache Corp.	175,832	9,036,006
California Resources Corp.(2)	275	4,136
Cheniere Energy, Inc.(2)	342,305	16,180,757
Cheniere Energy, Inc.(2)(3)	300,000	14,181,000
Chesapeake Energy Corp.(2)	288	1,711
Chevron Corp.	749,830	80,509,247
Concho Resources, Inc.(2)	40,000	5,133,600
ConocoPhillips	305,809	15,250,695
Devon Energy Corp.	1,380,333	57,587,493
EOG Resources, Inc.	1,077,613	105,121,148
EQT Corp.	17,810	1,088,191
Exxon Mobil Corp.	3,442,974	282,358,298
Hess Corp.	64,190	3,094,600
Kinder Morgan, Inc.	5,815	126,418
Marathon Oil Corp.	170,827	2,699,067
Marathon Petroleum Corp.	160,826	8,128,146
Murphy Oil Corp.	145,312	4,154,470
Occidental Petroleum Corp.	15,964	1,011,479
Phillips 66	187,778	14,875,773
Pioneer Natural Resources Co.	14,430	2,687,299
Range Resources Corp.	291,845	8,492,689
Royal Dutch Shell PLC, Class A ADR	70,142	3,698,588
Southwestern Energy Co.(2)	730	5,964
Williams Cos., Inc.	4,625	136,854
WPX Energy, Inc.(2)	666	8,918

		$722,255,580

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	39,660	$3,362,771
Unilever NV - NY Shares	19,032	945,510
Unilever PLC ADR	9,246	456,198

		$4,764,479

Pharmaceuticals — 5.8%
Allergan PLC	89,986	$21,499,455
Bristol-Myers Squibb Co.	2,011,737	109,398,258
Catalent, Inc.(2)	45,943	1,301,106
Eli Lilly & Co.	1,529,890	128,679,048
GlaxoSmithKline PLC ADR	1,468	61,891
Johnson & Johnson	2,028,103	252,600,229
Mallinckrodt PLC(2)	9,126	406,746
Merck & Co., Inc.	1,307,369	83,070,226
Novartis AG ADR	114,005	8,467,151
Novo Nordisk A/S ADR	1,271,336	43,581,398
Pfizer, Inc.	1,575,866	53,910,376
Roche Holding AG ADR	35,808	1,146,930
Sanofi ADR	5,100	230,775
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	53,650,822
Zoetis, Inc.	476,174	25,413,406

		$783,417,817

Security	Shares	Value
Professional Services — 0.1%
Equifax, Inc.	12,654	$1,730,308
Nielsen Holdings PLC	72,356	2,989,026
On Assignment, Inc.(2)	105,500	5,119,915
On Assignment, Inc.(2)(3)	23,537	1,142,251
On Assignment, Inc.(2)(3)	21,275	1,032,166
Verisk Analytics, Inc.(2)	74,292	6,028,053

		$18,041,719

Road & Rail — 0.4%
Canadian National Railway Co.	1,231	$91,008
CSX Corp.	79,000	3,677,450
Kansas City Southern	7,000	600,320
Norfolk Southern Corp.	182,647	20,450,984
Union Pacific Corp.	305,976	32,408,978

		$57,228,740

Semiconductors & Semiconductor Equipment — 4.7%
Analog Devices, Inc.	610,814	$50,056,207
Analog Devices, Inc.(3)	20,897	1,711,653
Applied Materials, Inc.	100,000	3,890,000
Broadcom, Ltd.	55,781	12,213,808
Cypress Semiconductor Corp.	107,346	1,477,081
Intel Corp.	6,783,104	244,666,561
Marvell Technology Group, Ltd.	95,391	1,455,667
Microchip Technology, Inc.	141,903	10,469,603
NVIDIA Corp.	466,583	50,824,886
QUALCOMM, Inc.	2,801,522	160,639,272
Texas Instruments, Inc.	1,022,722	82,390,484
Versum Materials, Inc.(2)	1,129	34,547
Xilinx, Inc.	90,186	5,220,868

		$625,050,637

Software — 4.2%
Activision Blizzard, Inc.	218,092	$10,874,067
Adobe Systems, Inc.(2)	488,565	63,576,963
Autodesk, Inc.(2)	5,071	438,489
Cadence Design Systems, Inc.(2)	424,974	13,344,184
CDK Global, Inc.	3	195
Check Point Software Technologies, Ltd.(2)	150,000	15,399,000
Citrix Systems, Inc.(2)	5,976	498,339
Dell Technologies, Inc., Class V(2)	156	9,996
FireEye, Inc.(2)	82,732	1,043,251
Fortinet, Inc.(2)	20,000	767,000
Intuit, Inc.	13,739	1,593,587
Manhattan Associates, Inc.(2)	56,873	2,960,240
Microsoft Corp.	3,321,303	218,741,016
Oracle Corp.	3,885,783	173,344,780
Paycom Software, Inc.(2)	517,805	29,778,966
Red Hat, Inc.(2)	1,050	90,825
salesforce.com, inc.(2)	42,815	3,531,809
ServiceNow, Inc.(2)	169,856	14,857,304
Splunk, Inc.(2)	100,000	6,229,000
Symantec Corp.	72,900	2,236,572

Security	Shares	Value
Synopsys, Inc.(2)	5,660	$408,256
Tableau Software, Inc., Class A(2)	13,699	678,785
Workday, Inc., Class A(2)	68,726	5,723,501
Workday, Inc., Class A(2)(3)	34,000	2,830,812

		$568,956,937

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	62,547	$9,273,218
Advance Auto Parts, Inc.(3)	16,346	2,423,458
AutoNation, Inc.(2)	5,972	252,556
Bed Bath & Beyond, Inc.	7,000	276,220
Best Buy Co., Inc.	133,011	6,537,491
Dick’s Sporting Goods, Inc.	35,000	1,703,100
Gap, Inc. (The)	89,138	2,165,162
GNC Holdings, Inc., Class A	900	6,624
Home Depot, Inc. (The)	264,586	38,849,162
L Brands, Inc.	41,877	1,972,407
Lowe’s Companies, Inc.	485,256	39,892,896
O’Reilly Automotive, Inc.(2)	18,062	4,873,850
O’Reilly Automotive, Inc.(2)(3)	29,562	7,974,617
Ross Stores, Inc.	173,487	11,427,589
Ross Stores, Inc.(3)	42,798	2,819,104
Signet Jewelers, Ltd.	65,986	4,570,850
Staples, Inc.	144,626	1,268,370
Tiffany & Co.	600	57,180
TJX Cos., Inc. (The)	1,738,979	137,518,459
Tractor Supply Co.	93,481	6,447,385
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	78,652	22,433,910

		$302,743,608

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	3,415,370	$490,652,054
NetApp, Inc.	414,967	17,366,369

		$508,018,423

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	1,012,238	$21,014,061
Luxottica Group SpA ADR	20,606	1,134,360
NIKE, Inc., Class B	3,657,504	203,832,698
VF Corp.	39,525	2,172,689

		$228,153,808

Tobacco — 0.5%
Altria Group, Inc.	196,962	$14,067,026
Philip Morris International, Inc.	505,917	57,118,030
Reynolds American, Inc.	6,462	407,235

		$71,592,291

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	661	$34,042
United Rentals, Inc.(2)	2,000	250,100
W.W. Grainger, Inc.	2,791	649,633

		$933,775

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV ADR, Series L	270,852	$3,837,973
Sprint Corp.(2)	1	9
Vodafone Group PLC ADR	95,700	2,529,351

		$6,367,333

Total Common Stocks (identified cost $7,130,952,883)		$13,186,024,289

Rights — 0.0%(1)

Security	Shares	Value
Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$3,143

Total Rights (identified cost $16,440)		$3,143

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.01%(4)	231,951,442	$231,997,833

Total Short-Term Investments (identified cost $231,976,105)		$231,997,833

Total Investments — 99.9% (identified cost $7,362,945,428)		$13,418,025,265

Other Assets, Less Liabilities — 0.1%		$10,970,892

Net Assets — 100.0%		$13,428,996,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2017 was $516,957.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at March 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,432,210,144

Gross unrealized appreciation	$10,986,530,982
Gross unrealized depreciation	(715,861)

Net unrealized appreciation	$10,985,815,121

At March 31, 2017, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Advance Auto Parts, Inc.	6/23/16	6/23/17	16,346	$2,500,048	$2,423,458
Alexion Pharmaceuticals, Inc.	3/16/17	3/16/18	43,530	5,314,289	5,275,994
Analog Devices, Inc.	3/16/17	3/16/18	20,897	1,744,236	1,711,653
Arista Networks, Inc.	3/16/17	3/16/18	120,000	15,379,746	15,858,115
Cheniere Energy, Inc.	6/23/16	6/23/17	300,000	10,620,111	14,181,000
Chipotle Mexican Grill, Inc.	3/16/17	3/16/18	48,619	19,476,729	21,641,242
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	18,836,000
Marriott International, Inc., Class A	12/15/16	12/15/17	297,981	25,000,019	28,056,835
Newell Brands, Inc.	6/23/16	6/23/17	346,781	16,823,036	16,357,660
O’Reilly Automotive, Inc.	3/16/17	3/16/18	29,562	8,000,328	7,974,617
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	1,142,251
On Assignment, Inc.	3/16/17	3/16/18	21,275	1,028,338	1,032,166
Ross Stores, Inc.	4/7/16	4/7/17	42,798	2,500,001	2,819,104
Steel Dynamics, Inc.	3/16/17	3/16/18	140,295	5,000,016	4,875,191
Workday, Inc., Class A	12/15/16	12/15/17	34,000	2,342,108	2,830,812

Total Restricted Securities				$130,565,698	$145,016,098

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,868,248,378	$57,672,694		$—	$1,925,921,072
Consumer Staples	1,187,550,517	88,032,761		—	1,275,583,278
Energy	862,004,442	—		—	862,004,442
Financials	2,400,836,209	25,148,077		—	2,425,984,286
Health Care	1,716,953,878	5,275,994		—	1,722,229,872
Industrials	1,427,721,598	1,032,166		—	1,428,753,764
Information Technology	3,179,788,542	20,400,580		—	3,200,189,122
Materials	260,598,861	7,223,132		—	267,821,993
Real Estate	6,104,237	—		—	6,104,237
Telecommunication Services	43,567,366	—		—	43,567,366
Utilities	27,864,857	—		—	27,864,857
Total Common Stocks	$12,981,238,885	$204,785,404	*	$—	$13,186,024,289
Rights	$3,143	$—		$—	$3,143
Short-Term Investments	—	231,997,833		—	231,997,833
Total Investments	$12,981,242,028	$436,783,237		$—	$13,418,025,265

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017